Financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of financial instruments classification based on its recognition

		December 31, 2025				December 31, 2024
Financial assets	Notes	Amortized cost	At fair value through OCI	At fair value through profit or loss	Total	Amortized cost	At fair value through OCI	At fair value through profit or loss	Total
Current
Cash and cash equivalents (i)		7,372	–	–	7,372	4,953	–	–	4,953
Short-term investments (ii)		–	–	194	194	–	–	53	53
Derivative financial instruments	20	–	–	414	414	–	–	53	53
Accounts receivable	7	161	–	2,136	2,297	374	–	1,984	2,358
		7,533	–	2,744	10,277	5,327	–	2,090	7,417
Non-current
Judicial deposits	27(c)	651	–	–	651	537	–	–	537
Restricted cash	23	9	–	–	9	13	–	–	13
Derivative financial instruments	20	–	–	203	203	–	–	15	15
Investments in equity securities	23	–	63	–	63	–	54	–	54
		660	63	203	926	550	54	15	619
Total of financial assets		8,193	63	2,947	11,203	5,877	54	2,105	8,036

Financial liabilities
Current
Suppliers and other payables	9	5,565	–	–	5,565	4,234	–	–	4,234
Derivative financial instruments	20	–	–	94	94	–	–	197	197
Loans and borrowings	21	518	–	–	518	1,020	–	–	1,020
Leases	22	160	–	–	160	147	–	–	147
Subordinate notes	23(a)	4			4	–	–	–	–
Railway concession	16	570	–	–	570	467	–	–	467
Other financial liabilities - Related parties	33	235	–	–	235	291	–	–	291
Other financial liabilities	23	322	–	–	322	588	–	–	588
		7,374	–	94	7,468	6,747	–	197	6,944
Non-current
Derivative financial instruments	20	–	–	52	52	–	–	428	428
Loans and borrowings	21	17,616	–	–	17,616	13,772	–	–	13,772
Leases	22	508	–	–	508	566	–	–	566
Subordinate notes	23(a)	741	–	–	741	–	–	–	–
Participative shareholders' debentures	23(b)	–	–	2,254	2,254	–	–	2,217	2,217
Railway concession	16	1,824	–	–	1,824	1,887	–	–	1,887
Other financial liabilities	23	–	–	–	–	32	–	–	32
		20,689	–	2,306	22,995	16,257	–	2,645	18,902
Total of financial liabilities		28,063	–	2,400	30,463	23,004	–	2,842	25,846

(i) Includes US$2,531 (2024: US$1,709) denominated in R$, US$4,612 (2024: US$3,048) denominated in US$ and US$229 (2024: US$196) denominated in other currencies.

(ii) It substantially comprises investments in debt securities and investments in exclusive investment funds, whose portfolio is composed of repo operations and bank certificates of deposit ("CDBs").

Schedule of assets and liabilities measured and recognized at fair value

		December 31, 2025				December 31, 2024
	Notes	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets
Short-term investments		33	161	–	194	53	–	–	53
Derivative financial instruments	20	–	617	–	617	–	68	–	68
Accounts receivable	7	–	2,136	–	2,136	–	1,984	–	1,984
Investments in equity securities	23	–	63	–	63	–	54	–	54
		33	2,977	–	3,010	53	2,106	–	2,159

Financial liabilities
Derivative financial instruments	20	–	146	–	146	–	625	–	625
Participative shareholders' debentures	23(b)	–	2,254	–	2,254	–	2,217	–	2,217
		–	2,400	–	2,400	–	2,842	–	2,842

Schedule of fair value and carrying amounts of loans and financing

	December 31, 2025		December 31, 2024
	Carrying amount	Fair value	Carrying amount	Fair value
Bonds	7,683	8,034	7,267	7,245
Debentures	2,370	2,351	1,272	1,275
Total loans and borrowings	10,053	10,385	8,539	8,520

Subordinated notes	745	748	-	-